Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(In Thousands)

	December 31
	2011	2010

Salaries, bonus and benefits	$3,737	$3,162
Engineering related expenses	1,185	891
Legal and audit fees	790	1,588
Payable for acquisition of equipment	464	19
Payable for stock repurchase	332	-
Withholding tax payable	278	194
Consulting fees	275	518
Shipping expenses	160	251
Promotional expenses	116	105
Value-added tax payable	47	125
Deferred income tax liabilities	11	28
Other accrued expenses	842	1,150
	$8,237	$8,031